UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

ALLIED CAPITAL CORPORATION

Ticker Symbol:ALD	Cusip Number:01903Q108
Record Date: 2/23/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFICATION THE KPMG LLP AS ACCOUNTING FIRM	For	Issuer	For	With
3	TO APPROVE INCREASING THE TOTAL NUMBER OF SHARES OF THE COMPANY'S COMMON STOCK	For	Issuer	For	With
4	TO APPROVE THE COMPANY'S STOCK OPTION PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE	For	Issuer	For	With

ASHFORD HOSPITALITY TRUST, INC

Ticker Symbol:AHT	Cusip Number:044103109
Record Date: 3/19/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY ERNST & YOUNG LLP AS ACCOUNTING FIRM	For	Issuer	For	With

AVID TECHNOLOGY, INC

Ticker Symbol:AVID	Cusip Number:05367P100
Record Date: 3/20/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Ernst & young LLP as accounting firm	For	Issuer	For	With
3	TO CONSIDER SUCH OTHER BUSINESS	For	Issuer	For	With

BORGWARNER INC

Ticker Symbol:BWA	Cusip Number:099724106
Record Date: 3/2/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO VOTE UPON A STOCKHOLDER PROPOSAL CONCERNING DIRECTOR ELECTIONS	Against	Issuer	Against	With
3	TO RATIFY THE DELOITTE & TOUCHE LLP AS ACCOUNTING FIRM	For	Issuer	For	With

CARMAX, INC

Ticker Symbol:KMX	Cusip Number:143130102
Record Date: 4/19/2007	Meeting Date: 6/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify KPMG LLP as independent accounting firm	For	Issuer	For	With
3	approval of the carmax, inc bonus	For	Issuer	For	With

CHESAPEAKE ENERGY

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/16/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	APPROVAL OF THE LONG TERM INCENTIVE PLAN	For	Issuer	For	With
3	TO APPROVE AN AMEMDMENT TO THE STOCK AWARD PLAN	For	Issuer	For	With

CHICO'S FAS

Ticker Symbol:CHS	Cusip Number:168615102
Record Date: 4/30/2007	Meeting Date: 6/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY THE ERNST & YOUNG LLP AS ACCOUNTANTS	For	Issuer	For	With

COMMERCE BANCORP

Ticker Symbol:CBH	Cusip Number:200519106
Record Date: 4/2/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

COMPASS MINERALS INTERNATIONAL, INC

Ticker Symbol:CMP	Cusip Number:20451N101
Record Date: 3/23/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY ERNST & YOUNG LLP AS THE AUDITORS	For	Issuer	For	With

DOMINION RESOURCES, INC

Ticker Symbol:D	Cusip Number:25746U109
Record Date: 2/23/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATITY THE APPOINTMENT OF INDEPENDENT AUDITORS	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL - ENVIRONMENTAL REPORT	Against	Issuer	Against	With
4	SHAREHOLDER PROPOSAL - TRANSMISSION LINE REPORT	Abstained	Issuer	Against	N/A

EQUITY ONE, INC

Ticker Symbol:EQY	Cusip Number:294752100
Record Date: 4/25/2007	Meeting Date: 6/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Ernst & young LLP as independent auditors for 2007	For	Issuer	For	With
3	Approval of the amendment of the company's 2000 executive	For	Issuer	For	With
4	to vote or reprisent the undersigned on any other	For	Issuer	For	With

FIDELITY NATIONAL FINANCIAL, INC

Ticker Symbol:FNF	Cusip Number:31620R105
Record Date: 4/16/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify KPMG LLP as independent accounting firm	For	Issuer	For	With

FIDELITY NAT'L INFORMATION SERVICES

Ticker Symbol:FIS	Cusip Number:31620M106
Record Date: 4/16/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY KPMG LLP AS ACCOUNTING FIRM	For	Issuer	For	With

FIRST HORIZON NATIONAL CORPORATION

Ticker Symbol:FHN	Cusip Number:320517105
Record Date: 2/23/2007	Meeting Date: 4/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	RE-APPROVAL OF FHNC'S 2002 MANAGEMENT INCENTIVE PLAN	For	Issuer	For	With
3	TO RATIFY KPMG LLP AS AUDITORS	For	Issuer	For	With

HELIX ENERGY SOLUTIONS GROUP

Ticker Symbol:HLX	Cusip Number:42330P107
Record Date: 3/30/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With

HIGHWOODS PROPERITIES, INC

Ticker Symbol:HIW	Cusip Number:431284108
Record Date: 6/1/2006	Meeting Date: 8/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
One	Election of Directors	For	Issuer	For	With
Two	Ratify Deloitte & Touche as independent auditor	For	Issuer	For	With

HIGHWOODS PROPERTIES, INC

Ticker Symbol:HIW	Cusip Number:431284108
Record Date: 3/9/2007	Meeting Date: 5/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY DELOITTE & TOUCHE LLP AS ACCOUNTING FIRM	For	Issuer	For	With

INPUT/OUTPUT, INC

Ticker Symbol:IO	Cusip Number:457652105
Record Date: 3/26/2007	Meeting Date: 5/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE THE LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMPANY'S COMMOM STOCK AVAILABLE FOR ISSUANCE	For	Issuer	For	With
3	TO RATIFY THE ERNST & YOUNG LLP AS THE ACCOUNTING FIRM	For	Issuer	For	With

J.B. HUNT TRANSPORT SERVICES, INC

Ticker Symbol:JBHT	Cusip Number:445658107
Record Date: 2/23/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Ernst & young LLP as accounting firm	For	Issuer	For	With

JER INVESTORS TRUST INC

Ticker Symbol:JRT	Cusip Number:46614H301
Record Date: 4/13/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Ernst & young LLP as accounting firm	For	Issuer	For	With
3	Approval of the amendment of the company's nonqualified stock	For	Issuer	For	With
4	approval of the adoption of the nonqualified stock incentive	For	Issuer	For	With

KB HOME

Ticker Symbol:KBH	Cusip Number:48666K109
Record Date: 2/14/2007	Meeting Date: 4/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	PTOPOSAL TO DECLASSIFY THE BOARD OF DIRECTORS AND PROVIDE FOR THE ANNUAL ECLECTION OF DIRECTORS	For	Issuer	For	With
3	PROPOSAL TO REPEAL ITS FAIR PRICE PRIVISION	For	Issuer	For	With
4	PROPOSAL TO RATIFY THE ERNST & YOUNG LLP AS ACCOUNTING FIRM	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL RELATING TO SENIOR EXECUTIVE AND DIRECTOR HOLDINGS OF EQUITY-BASED COMPENSATION	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL RELATING TO PERFORMANCE-VESTING SHARES	Against	Issuer	Against	With
7	STOCKHOLDER PROPOSAL RELATING TO STOCKHOLDER APPROVAL OF SEVERANCE AGREEMENTS	Against	Issuer	Against	With

L-3 COMMUNICATIONS HOLDINGS, INC

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/16/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF PROVEWATERHOUSECOOPERS LLP AS ACCOUNTING FIRM.	For	Issuer	For	With

LOW'S COMPANIES, INC

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/30/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE THE EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With
3	TO RATIFY THE DELOITTE & TOUCHE LLP AS THE ACCOUNTANTS	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL ESTABLISHING MINMUM SHARE OWNERSHIP	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REQUESTING ANNUAL REPORT ON WOOD PROCUREMENT	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL REGARDING ANNUAL ELECTION OF EACH DIRECTOR	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE SEVERANCE AGREEMENTS	Against	Issuer	Against	With
8	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION PLAN	Against	Issuer	Against	With

MERITAGE HOMES

Ticker Symbol:MTH	Cusip Number:59001A102
Record Date: 3/30/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify THE SELECTION OF THE independent accounting firm	For	Issuer	For	With

MONTPELLIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/30/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE THE ADOPTION OF THE LONG-TERM INCENTIVE PLAN	For	Issuer	For	With
3	TO APPOINT PRICEWATERHOUSECOOPERS AS THE ACCOUNTINGFIRM, AUDITOR AND TO AUTHORIZE THE COMPANY'S BOARD TO SET REMUMERATION	For	Issuer	For	With
4	TO CONSIDER SUCH OTHER BUSINESS OR ANY ADJOURNMENTS	For	Issuer	For	With

ORIENTAL FINANCIAL GROUP

Ticker Symbol:OFG	Cusip Number:68618W100
Record Date: 5/11/2007	Meeting Date: 6/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of the performance incentive plan	For	Issuer	For	With

RAMCO-GERSHENSON PROPERTIES TRUST

Ticker Symbol:RPT	Cusip Number:751452202
Record Date: 4/9/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFICATION THE GRANT THORNTON LLP AS THE ACCOUNTING FIRM	For	Issuer	For	With

SAUL CENTERS

Ticker Symbol:BFS	Cusip Number:804395101
Record Date: 3/9/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY ERNST & YOUNG LLP AS THE ACCOUNTING FIRM	For	Issuer	For	With
3	TO TRANSACT SUCH OTHER BUSINESS	For	Issuer	For	With

SELECT COMFORT CORPORATION

Ticker Symbol:SCSS	Cusip Number:81616X103
Record Date: 3/16/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY KPMG LLP AS AUDITORS	For	Issuer	For	With

SILICON IMAGE

Ticker Symbol:SIMG	Cusip Number:82705T102
Record Date: 4/9/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Deloitte as independent accounting firm	For	Issuer	For	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667101
Record Date: 2/28/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS	For	Issuer	For	With
2	APPROVAL OF THE EXECUTIOVE BONUS PLAN	For	Issuer	For	With
3	RATIFY ERNST & YOUNG LLP AS AUDITORS	For	Issuer	For	With
4	PROPOSAL REGARING GRANTING JOF PERFORMANCE-VESTING SHARES TO SENIOR EXECUTIVES	For	Issuer	For	With

SUPERIOR INDUSTRIES INTERNATIONAL

Ticker Symbol:SUP	Cusip Number:868168105
Record Date: 3/26/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of shareholder proposal jto change voting standard	Against	Issuer	Against	With

THE COCO-COLA COMPANY

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/20/2007	Meeting Date: 4/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	RATIY ERNST & YOUNG AS AUDITORS	For	Issuer	For	With
3	APPROVAL OF THE PERFORMANCE INCENTIVE PLAN	For	Issuer	For	With
4	SHREOWNER PROPOSAL REGARDING MANAGEMANT COMPENSATION	Against	Issuer	Against	With
5	SHAREOWNER ROPOSAL REGARDING AN ADVISORY VOTE	Against	Issuer	Against	With
6	PROPOSAL REGARDING CHEMICAL AND BIOLOGICAL TESTING	Against	Issuer	Against	With
7	PROPOSAL REGARDING STUDY AND REPORT ON EXTRACTION OF WATER IN INDIA	Against	Issuer	Against	With
8	PROPOSAL REGARDING RESTRICTED STOCK	Against	Issuer	Against	With

THORNBURG MORTGAGE INC

Ticker Symbol:TMA	Cusip Number:885218107
Record Date: 3/5/2007	Meeting Date: 4/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With

TRINITY BIOTECH

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/18/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	to receive and consider the financial statements	For	Issuer	For	With
2	to re-elect Mr. Peter Coyne as a director	For	Issuer	For	With
3	to fix the auditor's remuneration	For	Issuer	For	With
4	authorize the company to make market pruchases	For	Issuer	For	With
5	the passing of the resolution 4 above and the provisions of the company	For	Issuer	For	With

TSAKOS ENERGY NAVIGATION LTD

Ticker Symbol:TNP	Cusip Number:G9108L108
Record Date: 4/10/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval of the financial statements	For	Issuer	For	With
3	Ratify Ernst & young , Anthens as auditors	For	Issuer	For	With
4	authoriaztion of hte remuneration of directors	For	Issuer	For	With
1	Election of the directors	For	Issuer	For	With

TYCO INTERNATIONAL LTD

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/12/2007	Meeting Date: 3/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	APPROVAL OF JREVERSE STOCK SPLIT OF THE COMPANY'S COMMOM SHARES AT A SPIT RATIO OF 1 FOR 4	For	Issuer	For	With
1B	APPROVAL OF CONSEQUENTIAL AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED BYE-LAWS.	For	Issuer	For	With

YRC WORLDWIDE INC

Ticker Symbol:YRCW	Cusip Number:984249102
Record Date: 3/20/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	APPROVAL OF THE BONUS PROGRAM	For	Issuer	For	With
3	RATIFY KPMG LLP AS THE ACCOUNTING FIRM	For	Issuer	For	With

ZIMER HOLDINGS, INC

Ticker Symbol:ZMH	Cusip Number:989567102
Record Date: 3/8/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	AUDITOR RATIFICATION	For	Issuer	For	With
3	AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO REQUIRE ANNUAL ELECTION OF ALL DIRECTORS	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL TO ADOPT SIMPLE MAJORITY VOTE	Against	Issuer	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.